Interest in Other Entities (Details) - Schedule of activity in investment account - USD ($) $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 25, 2021	Dec. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of activity in investment account [Abstract]
Balance, beginning		$ 11,843	$ 1,013	$ 1,149
Group share in (losses) income		(2,044)	(298)	39
Group share in other comprehensive loss			(227)	(36)
Excess cost amortization			(525)	(219)
Exercise of the Conversion Right on March 31, 2021			2,586
Exercise of the Conversion Right on June 30, 2021			1,831
Additional purchase on October 1, 2021	$ 488,765		222
USD/NIS translation adjustments			265	80
Excess cost Amortization-technology		(96)
Share based compensation		540	2,362	1,388	$ 259
Exercise of warrants by the Group		234
Group share in exercise warrants by others		218
Group share in forfeited options		32
Additional investment allocated to goodwill		8	545
Balance, ending		$ 10,735	$ 4,867	$ 1,013	$ 1,149